Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
U.S. federal statutory rate	21.00%	21.00%
State taxes	4.30%	4.30%
Other permanent and prior period adjustments	10.60%	(1.40%)
Valuation allowance	(36.10%)	(24.20%)
Income tax provision	(0.20%)	(0.30%)